Sanford C. Bernstein Fund II, Inc.

Schedule of Investments

Intermediate Duration Institutional Portfolio

December 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 37.0%
United States – 37.0%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	9,676	$5,241,833
1.875%, 02/15/2051		876	558,568
2.00%, 11/15/2041		4,278	3,104,079
2.00%, 08/15/2051		9,349	6,132,622
2.25%, 08/15/2046		2,377	1,696,512
2.25%, 08/15/2049		15,570	10,918,463
2.25%, 02/15/2052		1,672	1,163,921
2.375%, 11/15/2049		4,905	3,533,133
2.50%, 02/15/2046		932	701,621
2.50%, 05/15/2046		5,327	4,001,984
2.875%, 08/15/2045		51	41,578
2.875%, 11/15/2046		387	310,930
2.875%, 05/15/2052		2,950	2,358,998
3.00%, 11/15/2044		200	165,751
3.00%, 05/15/2045		129	106,334
3.00%, 11/15/2045		363	299,836
3.00%, 05/15/2047(a)		1,447	1,186,314
3.00%, 02/15/2048		5,490	4,491,506
3.125%, 08/15/2044		50	42,453
3.25%, 05/15/2042		6,192	5,452,566
3.375%, 08/15/2042		6,591	5,899,303
3.375%, 05/15/2044		646	570,852
3.50%, 02/15/2039		8,105	7,694,684
3.625%, 08/15/2043		1,943	1,792,483
3.625%, 02/15/2044		38	34,918
3.625%, 02/15/2053		2,798	2,594,615
3.625%, 05/15/2053		4,008	3,721,339
3.75%, 11/15/2043		295	276,424
3.875%, 02/15/2043		3,999	3,826,256
3.875%, 05/15/2043		999	955,727
4.00%, 11/15/2042		5,931	5,784,188
4.125%, 08/15/2053		3,432	3,484,146
4.375%, 02/15/2038		899	947,005
4.375%, 11/15/2039		10,740	11,219,944
4.375%, 08/15/2043		7,123	7,296,521
4.50%, 02/15/2036		1,074	1,147,792
4.75%, 02/15/2037		1,525	1,672,734
4.75%, 11/15/2053		816	919,162
U.S. Treasury Notes 1.50%, 02/15/2030(b)		7,128	6,219,180
1.625%, 05/15/2026(b)		7,074	6,676,465
1.75%, 11/15/2029		1,386	1,238,954
2.625%, 02/15/2029		8,921	8,409,436
3.50%, 04/30/2028		11,325	11,155,421
3.75%, 12/31/2028		4,779	4,759,289
3.875%, 11/30/2027		34,871	34,816,514
3.875%, 12/31/2027		7,359	7,352,001
3.875%, 08/15/2033		7,004	7,009,272
4.00%, 02/29/2028		3,062	3,074,339
4.125%, 09/30/2027		4,748	4,780,542
4.125%, 10/31/2027		3,016	3,037,408
4.375%, 10/31/2024		4,250	4,231,705
4.375%, 11/30/2028		6,169	6,319,165
4.50%, 11/15/2033		5,067	5,330,958
4.625%, 09/30/2028		8,685	8,972,174

	Principal Amount (000)		U.S. $ Value

4.75%, 11/15/2043	U.S.$	4,991	$5,371,564
4.875%, 11/30/2025		5,742	5,801,606
4.875%, 10/31/2028		15,016	15,687,341
5.00%, 10/31/2025		3,332	3,370,830

Total Governments - Treasuries (cost $286,902,573)			264,961,259

CORPORATES - INVESTMENT GRADE – 18.9%
Industrial – 10.4%
Basic – 0.6%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(c)		689	559,468
Freeport Indonesia PT 4.763%, 04/14/2027(c)		324	319,176
Glencore Funding LLC 5.40%, 05/08/2028(c)		796	809,444
6.50%, 10/06/2033(c)		390	425,603
LyondellBasell Industries NV 5.75%, 04/15/2024		568	567,608
WRKCo, Inc. 4.00%, 03/15/2028		1,732	1,672,714

			4,354,013

Capital Goods – 0.7%
CNH Industrial Capital LLC 3.95%, 05/23/2025		1,191	1,170,003
Flowserve Corp. 2.80%, 01/15/2032		1,227	1,016,299
Regal Rexnord Corp. 6.05%, 02/15/2026(c)		1,381	1,395,735
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		270	261,282
4.15%, 03/15/2024(d)		1,145	1,139,916

			4,983,235

Communications - Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125%, 07/01/2049		467	380,040
Cox Communications, Inc. 5.70%, 06/15/2033(c)		479	499,506
Discovery Communications LLC 5.20%, 09/20/2047		509	439,262
Fox Corp. 4.709%, 01/25/2029		700	696,591
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		519	513,514
5.375%, 06/15/2033		587	597,220
Meta Platforms, Inc. 4.95%, 05/15/2033		692	714,040
Prosus NV 3.257%, 01/19/2027(c)		489	449,422
4.027%, 08/03/2050(c)		485	316,159

	Principal Amount (000)		U.S. $ Value

Tencent Holdings Ltd. 3.24%, 06/03/2050(c)	U.S.$	1,022	$684,239
Time Warner Cable LLC 4.50%, 09/15/2042		505	398,950
Warnermedia Holdings, Inc. 4.279%, 03/15/2032		1,826	1,670,553

			7,359,496

Communications - Telecommunications – 0.5%
AT&T, Inc. 2.25%, 02/01/2032		24	19,858
4.50%, 05/15/2035		408	386,992
5.40%, 02/15/2034		574	592,282
T-Mobile USA, Inc. 3.875%, 04/15/2030		734	696,852
5.05%, 07/15/2033		711	717,136
Verizon Communications, Inc. 2.55%, 03/21/2031		574	495,029
4.50%, 08/10/2033		888	866,493

			3,774,642

Consumer Cyclical - Automotive – 0.7%
Ford Motor Co. 3.25%, 02/12/2032		1,049	872,705
6.10%, 08/19/2032		250	252,228
Ford Motor Credit Co., LLC 2.70%, 08/10/2026		438	405,763
7.35%, 11/04/2027		330	347,695
General Motors Co. 6.125%, 10/01/2025		278	281,592
General Motors Financial Co., Inc. 4.30%, 04/06/2029		171	164,955
5.80%, 06/23/2028		420	431,768
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(c)		1,664	1,547,969
Hyundai Capital America 6.10%, 09/21/2028(c)		871	904,882

			5,209,557

Consumer Cyclical - Other – 0.5%
Las Vegas Sands Corp. 3.90%, 08/08/2029		1,159	1,070,557
Marriott International, Inc./MD 4.90%, 04/15/2029		1,017	1,023,539
5.55%, 10/15/2028		335	345,496
MDC Holdings, Inc. 6.00%, 01/15/2043		968	903,250

			3,342,842

Consumer Cyclical - Retailers – 0.3%
Ross Stores, Inc. 4.70%, 04/15/2027		1,925	1,904,691
Tapestry, Inc. 7.00%, 11/27/2026		357	370,366

			2,275,057

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 2.0%
Altria Group, Inc. 3.40%, 05/06/2030	U.S.$	1,745	$1,594,092
BAT Capital Corp. 2.259%, 03/25/2028		2,084	1,864,263
4.906%, 04/02/2030		917	901,970
6.421%, 08/02/2033		591	618,836
7.75%, 10/19/2032		158	178,229
Bayer US Finance LLC 6.125%, 11/21/2026(c)		340	345,365
Cargill, Inc. 5.125%, 10/11/2032(c)		835	856,768
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75%, 03/15/2034(c)		844	887,989
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,480	1,000,302
Philip Morris International, Inc. 4.875%, 02/13/2026		1,753	1,757,979
5.375%, 02/15/2033		1,688	1,732,226
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		1,317	1,421,952
Zoetis, Inc. 5.40%, 11/14/2025		1,182	1,191,882

			14,351,853

Energy – 1.5%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		1,384	959,513
4.893%, 09/11/2033		979	996,563
Continental Resources, Inc./OK 2.875%, 04/01/2032(c)		1,630	1,322,452
5.75%, 01/15/2031(c)		718	714,302
Ecopetrol SA 8.625%, 01/19/2029		980	1,044,925
Marathon Oil Corp. 6.80%, 03/15/2032		1,800	1,949,130
Oleoducto Central SA 4.00%, 07/14/2027(c)		248	229,373
ONEOK, Inc. 6.05%, 09/01/2033		707	748,303
Ovintiv, Inc. 6.25%, 07/15/2033		327	338,344
6.50%, 02/01/2038		148	152,785
Var Energi ASA 7.50%, 01/15/2028(c)		1,132	1,203,203
8.00%, 11/15/2032(c)		1,108	1,248,860

			10,907,753

Other Industrial – 0.1%
LKQ Corp. 6.25%, 06/15/2033		524	547,596

	Principal Amount (000)		U.S. $ Value

Services – 0.3%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031	U.S.$	1,255	$1,039,479
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	789	948,128
Expedia Group, Inc. 6.25%, 05/01/2025(c)	U.S.$	49	49,411

			2,037,018

Technology – 1.5%
Apple, Inc. 4.10%, 08/08/2062		1,148	1,024,624
Broadcom, Inc. 4.00%, 04/15/2029(c)		169	163,317
Entegris Escrow Corp. 4.75%, 04/15/2029(c)		1,270	1,223,201
Fiserv, Inc. 3.50%, 07/01/2029		2,539	2,391,306
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	1,241	1,453,655
Infor, Inc. 1.75%, 07/15/2025(c)	U.S.$	649	612,611
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		2,545	2,318,520
Oracle Corp. 5.375%, 07/15/2040		270	265,734
Western Digital Corp. 2.85%, 02/01/2029		369	316,587
3.10%, 02/01/2032		1,016	809,112

			10,578,667

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(c)		546	538,184

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		228	207,813
5.875%, 07/05/2034(c)		369	363,527

			571,340

Transportation - Services – 0.5%
ENA Master Trust 4.00%, 05/19/2048(c)		380	265,396
ERAC USA Finance LLC 4.60%, 05/01/2028(c)		517	514,586
4.90%, 05/01/2033(c)		1,218	1,216,794
TTX Co. 5.50%, 09/25/2026(c)		1,677	1,705,475

			3,702,251

			74,533,504

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 7.7%
Banking – 6.0%
AIB Group PLC 4.263%, 04/10/2025(c)	U.S.$	530	$527,239
7.583%, 10/14/2026(c)		1,682	1,736,665
Ally Financial, Inc. 6.992%, 06/13/2029		976	1,009,555
Banco de Credito del Peru SA 3.125%, 07/01/2030(c)		1,447	1,364,839
Banco Santander SA 3.80%, 02/23/2028		200	188,880
4.175%, 03/24/2028		800	769,592
6.921%, 08/08/2033		800	853,400
9.625%, 05/21/2033(e)		800	875,536
Bank of Ireland Group PLC 6.253%, 09/16/2026(c)		571	577,327
Barclays PLC 6.224%, 05/09/2034		740	767,454
BNP Paribas SA 2.591%, 01/20/2028(c)		751	694,923
4.625%, 02/25/2031(c) (e)		388	313,209
7.375%, 08/19/2025(c) (e)		385	386,078
CaixaBank SA 6.684%, 09/13/2027(c)		994	1,018,870
Capital One Financial Corp. 5.468%, 02/01/2029		416	416,091
6.377%, 06/08/2034		1,163	1,198,646
Citigroup, Inc. Series W 4.00%, 12/10/2025(e)		788	726,032
Series Y 4.15%, 11/15/2026(e)		139	119,647
Cooperatieve Rabobank UA 5.564%, 02/28/2029(c)		1,745	1,770,023
Credit Agricole SA 6.316%, 10/03/2029(c)		484	507,532
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		958	897,885
3.961%, 11/26/2025		385	378,690
6.119%, 07/14/2026		764	771,862
7.146%, 07/13/2027		323	335,516
Discover Bank 5.974%, 08/09/2028		386	374,362
Goldman Sachs Group, Inc. (The) Series P 8.505% (SOFR + 3.14%), 01/29/2024(e) (f)		193	192,622
Series V 4.125%, 11/10/2026(e)		764	679,884
HSBC Holdings PLC 2.804%, 05/24/2032		581	484,897
2.848%, 06/04/2031		1,675	1,442,007
8.113%, 11/03/2033		2,081	2,397,458

	Principal Amount (000)		U.S. $ Value

Intesa Sanpaolo SpA 7.20%, 11/28/2033(c)	U.S.$	919	$980,784
Lloyds Banking Group PLC 7.953%, 11/15/2033		887	1,017,531
Mizuho Financial Group, Inc. 5.667%, 05/27/2029		1,745	1,785,344
Morgan Stanley 0.406%, 10/29/2027	EUR	796	806,916
4.21%, 04/20/2028	U.S.$	1,110	1,084,470
Nationwide Building Society 2.972%, 02/16/2028(c)		1,238	1,150,919
NatWest Group PLC 4.269%, 03/22/2025		750	747,330
PNC Financial Services Group, Inc. (The) 5.068%, 01/24/2034		386	377,489
6.875%, 10/20/2034		522	579,691
Series R 8.679% (SOFR + 3.30%), 03/01/2024(e) (f)		280	279,768
Santander Holdings USA, Inc. 6.499%, 03/09/2029		849	878,248
6.565%, 06/12/2029		53	54,701
7.66%, 11/09/2031		12	12,990
Societe Generale SA 2.797%, 01/19/2028(c)		1,389	1,284,922
Standard Chartered PLC 3.971%, 03/30/2026(c)		885	863,415
6.187%, 07/06/2027(c)		407	413,715
7.162% (LIBOR 3 Month + 1.51%), 01/30/2027(c) (e) (f)		400	384,396
Swedbank AB Series NC5 5.625%, 09/17/2024(c) (e)		600	589,662
UBS Group AG 3.091%, 05/14/2032(c)		1,265	1,078,273
4.194%, 04/01/2031(c)		549	511,723
6.373%, 07/15/2026(c)		1,346	1,363,431
7.00%, 02/19/2025(c) (e)		200	198,606
9.25%, 11/13/2028(c) (e)		316	340,490
9.25%, 11/13/2033(c) (e)		253	280,493
UniCredit SpA 2.569%, 09/22/2026(c)		459	431,878
US Bancorp Series J 5.30%, 04/15/2027(e)		723	647,830
Wells Fargo & Co. 7.625%, 09/15/2028(e)		119	124,743
Series BB 3.90%, 03/15/2026(e)		635	586,613

			42,633,092

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(e)	U.S.$	1,949	$1,718,531

Finance – 0.7%
Aircastle Ltd. 4.125%, 05/01/2024		359	356,168
Aviation Capital Group LLC 1.95%, 01/30/2026(c)		1,131	1,047,758
1.95%, 09/20/2026(c)		390	353,570
3.50%, 11/01/2027(c)		318	292,843
4.125%, 08/01/2025(c)		10	9,705
4.375%, 01/30/2024(c)		312	311,335
4.875%, 10/01/2025(c)		350	343,119
5.50%, 12/15/2024(c)		680	676,199
6.375%, 07/15/2030(c)		389	400,553
Synchrony Financial 2.875%, 10/28/2031		1,255	1,005,770
3.95%, 12/01/2027		200	187,332
4.50%, 07/23/2025		193	188,563
4.875%, 06/13/2025		188	184,740

			5,357,655

Insurance – 0.3%
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(c)		11	7,541
MetLife Capital Trust IV 7.875%, 12/15/2037(c)		970	1,046,960
MetLife, Inc. 10.75%, 08/01/2039		25	33,793
Prudential Financial, Inc. 5.20%, 03/15/2044		462	460,277
5.375%, 05/15/2045		139	137,344
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(c)		600	574,398

			2,260,313

REITs – 0.5%
American Tower Corp. 3.65%, 03/15/2027		845	813,169
5.25%, 07/15/2028		462	469,642
Crown Castle, Inc. 5.60%, 06/01/2029		380	388,865
5.80%, 03/01/2034		403	417,435
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		817	691,868
4.00%, 01/15/2031		364	327,957
6.75%, 12/01/2033		219	236,266

			3,345,202

			55,314,793

	Principal Amount (000)		U.S. $ Value

Utility – 0.8%
Electric – 0.7%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)	U.S.$	478	$400,560
Alexander Funding Trust II 7.467%, 07/31/2028(c)		406	426,438
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		920	710,930
Electricite de France SA 9.125%, 03/15/2033(c) (e)		366	408,346
Engie Energia Chile SA 3.40%, 01/28/2030(c)		981	841,514
NRG Energy, Inc. 4.45%, 06/15/2029(c)		82	77,442
7.00%, 03/15/2033(c)		1,304	1,377,924
Vistra Operations Co., LLC 6.95%, 10/15/2033(c)		726	763,186

			5,006,340

Other Utility – 0.1%
American Water Capital Corp. 3.45%, 06/01/2029		438	413,630

			5,419,970

Total Corporates - Investment Grade (cost $139,998,503)			135,268,267

MORTGAGE PASS-THROUGHS – 18.9%
Agency Fixed Rate 30-Year – 18.5%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049		427	398,245
3.50%, 11/01/2049		552	514,557
Series 2020 3.50%, 01/01/2050		1,250	1,166,497
Series 2022 2.00%, 03/01/2052		6,055	4,984,472
2.50%, 04/01/2052		7,046	6,051,403
3.00%, 03/01/2052		3,846	3,427,003
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		16	16,201
Series 2007 5.50%, 07/01/2035		110	112,603
Series 2016 4.00%, 02/01/2046		926	897,408
Series 2017 4.00%, 07/01/2044		601	581,852
Series 2018 4.50%, 03/01/2048		319	315,931
4.50%, 10/01/2048		578	571,773
4.50%, 11/01/2048		870	860,544
5.00%, 11/01/2048		332	335,034

	Principal Amount (000)			U.S. $ Value

Federal National Mortgage Association Series 2003 5.50%, 04/01/2033	U.S.$	94		$95,855
5.50%, 07/01/2033		176		179,567
Series 2004 5.50%, 02/01/2034		2		1,937
5.50%, 04/01/2034		44		44,856
5.50%, 05/01/2034		36		37,159
5.50%, 11/01/2034		168		172,562
Series 2005 5.50%, 02/01/2035		261		267,703
Series 2006 5.50%, 04/01/2036		52		53,198
Series 2007 5.50%, 05/01/2036		2		2,568
5.50%, 09/01/2036		2		1,551
5.50%, 08/01/2037		65		66,449
Series 2008 5.50%, 08/01/2037		0	**	348
Series 2009 5.00%, 12/01/2039		10		10,089
Series 2010 4.00%, 12/01/2040		372		360,757
5.00%, 06/01/2040		9		9,039
Series 2012 3.50%, 02/01/2042		318		300,801
3.50%, 11/01/2042		3,412		3,226,563
3.50%, 01/01/2043		580		547,592
Series 2013 3.50%, 04/01/2043		2,012		1,899,541
4.00%, 10/01/2043		1,290		1,245,146
Series 2015 3.00%, 05/01/2045		478		434,315
3.00%, 08/01/2045		724		658,200
Series 2018 4.50%, 09/01/2048		1,193		1,179,894
Series 2019 3.50%, 08/01/2049		1,596		1,489,779
3.50%, 09/01/2049		562		525,014
3.50%, 11/01/2049		1,163		1,085,036
Series 2020 3.50%, 01/01/2050		1,161		1,083,102
Series 2021 2.00%, 07/01/2051		6,345		5,199,152
2.50%, 01/01/2052		1,958		1,683,576
Series 2022 2.50%, 03/01/2052		4,309		3,685,062
2.50%, 04/01/2052		4,543		3,898,539
2.50%, 05/01/2052		5,948		5,105,055
3.00%, 02/01/2052		4,734		4,220,574
3.00%, 03/01/2052		6,057		5,396,363
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		156		143,303
3.00%, 05/20/2046		448		413,275
Series 2023 5.50%, 04/20/2053		4,011		4,037,721
Series 2024 3.00%, 01/22/2054, TBA		1,480		1,340,945
4.00%, 01/22/2054, TBA		3,275		3,128,692

	Principal Amount (000)			U.S. $ Value

4.50%, 01/22/2054, TBA	U.S.$	11,617		$11,341,309
5.00%, 01/22/2054, TBA		12,561		12,484,449
5.50%, 01/22/2054, TBA		5,036		5,066,793
Uniform Mortgage-Backed Security Series 2024 2.00%, 07/25/2051, TBA		10,416		8,516,578
2.50%, 07/25/2051, TBA		7,202		6,133,895
4.00%, 01/16/2054, TBA		5,776		5,466,200
5.50%, 01/16/2054, TBA		6,786		6,819,403
6.00%, 01/16/2054, TBA		1,334		1,355,180
6.50%, 01/16/2054, TBA		1,377		1,410,438

				132,058,646

Agency Fixed Rate 15-Year – 0.4%
Federal National Mortgage Association Series 2016 2.50%, 10/01/2031		38		35,770
2.50%, 11/01/2031		2,038		1,921,121
2.50%, 12/01/2031		10		9,849
Series 2017 2.50%, 01/01/2032		605		569,445
2.50%, 02/01/2032		553		519,566

				3,055,751

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2005 5.50%, 03/01/2025		7		7,528

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 6.596% (RFUCCT1Y + 2.18%), 12/01/2036(f)		0	**	117
Series 2007 4.60% (RFUCCT1Y + 2.10%), 03/01/2037(f)		0	**	340
Federal National Mortgage Association Series 2007 3.835% (RFUCCT1Y + 1.46%), 02/01/2037(f)		1		950
4.534% (RFUCCT1Y + 1.80%), 03/01/2037(f)		0	**	402

				1,809

Total Mortgage Pass-Throughs (cost $140,459,255)				135,123,734

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.6%
Risk Share Floating Rate – 6.0%
Bellemeade Re Ltd. Series 2019-3A, Class M1C 7.42% (SOFR + 2.06%), 07/25/2029(c) (f)		141		141,478
Series 2021-3A, Class A2 6.337% (SOFR + 1.00%), 09/25/2031(c) (f)		1,894		1,880,343

	Principal Amount (000)		U.S. $ Value

Series 2022-1, Class M1B 7.487% (SOFR + 2.15%), 01/26/2032(c) (f)	U.S.$	1,000	$1,000,422
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M1 6.187% (SOFR + 0.85%), 12/25/2041(c) (f)		1,225	1,220,573
Series 2022-R01, Class 1M2 7.237% (SOFR + 1.90%), 12/25/2041(c) (f)		2,306	2,309,358
Series 2022-R02, Class 2M1 6.537% (SOFR + 1.20%), 01/25/2042(c) (f)		1,136	1,132,247
Series 2022-R03, Class 1M2 8.837% (SOFR + 3.50%), 03/25/2042(c) (f)		1,545	1,613,643
Series 2022-R05, Class 2M2 8.337% (SOFR + 3.00%), 04/25/2042(c) (f)		1,206	1,227,638
Series 2022-R06, Class 1M1 8.087% (SOFR + 2.75%), 05/25/2042(c) (f)		1,179	1,212,211
Series 2022-R07, Class 1M1 8.287% (SOFR + 2.95%), 06/25/2042(c) (f)		1,599	1,646,899
Series 2023-R02, Class 1M1 7.637% (SOFR + 2.30%), 01/25/2043(c) (f)		716	732,565
Series 2023-R03, Class 2M1 7.837% (SOFR + 2.50%), 04/25/2043(c) (f)		1,054	1,070,220
Series 2023-R04, Class 1M1 7.637% (SOFR + 2.30%), 05/25/2043(c) (f)		1,423	1,452,922
Series 2023-R06, Class 1M1 7.037% (SOFR + 1.70%), 07/25/2043(c) (f)		1,336	1,341,952
Eagle Re Ltd. Series 2021-2, Class M1B 7.387% (SOFR + 2.05%), 04/25/2034(c) (f)		635	636,538
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 8.752% (SOFR + 3.41%), 10/25/2027(f)		127	128,553
Series 2020-DNA5, Class M2 8.137% (SOFR + 2.80%), 10/25/2050(c) (f)		390	395,931
Series 2021-DNA3, Class M2 7.437% (SOFR + 2.10%), 10/25/2033(c) (f)		779	781,086

	Principal Amount (000)		U.S. $ Value

Series 2021-DNA5, Class M2 6.987% (SOFR + 1.65%), 01/25/2034(c) (f)	U.S.$	469	$470,824
Series 2021-DNA6, Class M2 6.837% (SOFR + 1.50%), 10/25/2041(c) (f)		2,513	2,491,302
Series 2021-DNA7, Class M2 7.137% (SOFR + 1.80%), 11/25/2041(c) (f)		2,412	2,381,268
Series 2021-HQA4, Class M2 7.687% (SOFR + 2.35%), 12/25/2041(c) (f)		1,530	1,507,864
Series 2022-DNA1, Class M1A 6.337% (SOFR + 1.00%), 01/25/2042(c) (f)		726	723,503
Series 2022-DNA1, Class M1B 7.187% (SOFR + 1.85%), 01/25/2042(c) (f)		1,223	1,222,771
Series 2022-DNA2, Class M1B 7.737% (SOFR + 2.40%), 02/25/2042(c) (f)		1,717	1,737,208
Series 2022-DNA3, Class M1B 8.237% (SOFR + 2.90%), 04/25/2042(c) (f)		711	730,347
Series 2022-DNA4, Class M1B 8.687% (SOFR + 3.35%), 05/25/2042(c) (f)		1,358	1,411,904
Series 2022-DNA5, Class M1B 9.837% (SOFR + 4.50%), 06/25/2042(c) (f)		2,274	2,448,183
Series 2022-DNA7, Class M1A 7.837% (SOFR + 2.50%), 03/25/2052(c) (f)		1,528	1,552,185
Series 2022-HQA1, Class M1B 8.837% (SOFR + 3.50%), 03/25/2042(c) (f)		399	413,113
Series 2023-DNA1, Class M1A 7.437% (SOFR + 2.10%), 03/25/2043(c) (f)		852	865,730
Series 2023-DNA2, Class M1A 7.437% (SOFR + 2.10%), 04/25/2043(c) (f)		1,650	1,676,201
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 11.152% (SOFR + 5.81%), 04/25/2028(f)		99	104,989
Series 2021-R02, Class 2M2 7.337% (SOFR + 2.00%), 11/25/2041(c) (f)		1,071	1,061,583

	Principal Amount (000)		U.S. $ Value

JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.702% (SOFR + 4.36%), 11/25/2024(c) (f)	U.S.$	40	$41,335
Oaktown Re VII Ltd. Series 2021-2, Class M1A 6.937% (SOFR + 1.60%), 04/25/2034(c) (f)		1,102	1,102,830
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.221% (SOFR + 3.86%), 05/30/2025(c) (f)		642	641,992
Series 2019-3R, Class A 9.153% (SOFR + 3.81%), 11/27/2031(c) (f)		52	52,297
Series 2020-1R, Class A 8.803% (SOFR + 3.46%), 02/25/2025(c) (f)		205	203,889
Triangle Re Ltd. Series 2021-3, Class M1A 7.237% (SOFR + 1.90%), 02/25/2034(c) (f)		228	228,285
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.702% (SOFR + 5.36%), 11/25/2025(c) (f)		164	167,205
Series 2015-WF1, Class 2M2 10.952% (SOFR + 5.61%), 11/25/2025(c) (f)		40	41,455

			43,202,842

Agency Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 0.647% (5.99% - SOFR), 12/15/2044(f) (g)		1,182	130,425
Series 4693, Class SL 0.697% (6.04% - SOFR), 06/15/2047(f) (g)		1,291	183,552
Series 4954, Class SL 0.598% (5.94% - SOFR), 02/25/2050(f) (g)		1,779	202,439
Series 4981, Class HS 0.648% (5.99% - SOFR), 06/25/2050(f) (g)		3,935	440,523
Federal National Mortgage Association REMICs Series 2016-106, Class ES 0.548% (5.89% - SOFR), 01/25/2047(f) (g)		1,191	145,663

	Principal Amount (000)		U.S. $ Value

Series 2017-73, Class SA 0.698% (6.04% - SOFR), 09/25/2047(f) (g)	U.S.$	1,551	$213,316
Series 2017-97, Class LS 0.748% (6.09% - SOFR), 12/25/2047(f) (g)		1,194	163,795
Series 2017-97, Class SW 0.748% (6.09% - SOFR), 12/25/2047(f) (g)		1,090	140,897
Government National Mortgage Association Series 2017-134, Class SE 0.728% (6.09% - SOFR), 09/20/2047(f) (g)		763	82,829
Series 2017-43, Class ST 0.628% (5.99% - SOFR), 03/20/2047(f) (g)		1,515	190,501
Series 2017-65, Class ST 0.678% (6.04% - SOFR), 04/20/2047(f) (g)		1,378	163,085

			2,057,025

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs Series 4973, Class BI 4.50%, 05/25/2050(h)		4,589	995,270
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.552%, 05/28/2035		253	243,394

			1,238,664

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 5.85% (SOFR + 0.49%), 12/25/2036(f)		818	260,220
HomeBanc Mortgage Trust Series 2005-1, Class A1 5.97% (SOFR + 0.61%), 03/25/2035(f)		126	102,084
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 7.57% (SOFR + 2.21%), 04/25/2047(c) (f)		175	176,029

			538,333

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		58	40,702
Series 2006-24CB, Class A16 5.75%, 08/25/2036		360	198,298
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		150	104,478

	Principal Amount (000)		U.S. $ Value

CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036	U.S.$	73	$32,028

			375,506

Total Collateralized Mortgage Obligations (cost $46,772,234)			47,412,370

ASSET-BACKED SECURITIES – 4.7%
Other ABS - Fixed Rate – 2.5%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(c)		2,069	1,800,431
ACHV ABS Trust Series 2023-2PL, Class A 6.42%, 05/20/2030(c)		13	13,029
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(c)		80	78,917
Series 2021-Z2, Class A 1.17%, 11/16/2026(c)		126	123,053
Series 2022-X1, Class A 1.75%, 02/15/2027(c)		111	109,276
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(c)		509	492,380
BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(c)		121	118,050
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(c)		432	382,972
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(c)		637	557,903
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(c)		186	174,887
Series 2023-1, Class A2 5.99%, 03/15/2032(c)		1,677	1,666,008
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(c)		935	818,024
Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(c)		1,941	1,709,524
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(c)		1,041	920,503
FREED ABS Trust Series 2021-2, Class C 1.94%, 06/19/2028(c)		577	571,157

	Principal Amount (000)		U.S. $ Value

GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(c)	U.S.$	571	$501,981
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(c)		772	717,401
Series 2020-1A, Class A2 3.981%, 12/20/2050(c)		475	417,176
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(c)		553	506,035
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(c)		760	659,038
Series 2022-1A, Class A2 3.695%, 01/30/2052(c)		1,978	1,689,285
Series 2023-1A, Class A2 7.308%, 01/30/2053(c)		1,393	1,390,849
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(c)		620	508,047
Series 2021-CA, Class B 2.53%, 04/20/2062(c)		907	731,220
Series 2021-DA, Class B 2.90%, 04/20/2062(c)		798	665,446
Upstart Securitization Trust Series 2021-3, Class B 1.66%, 07/20/2031(c)		886	873,821

			18,196,413

Autos - Fixed Rate – 1.9%
ACM Auto Trust Series 2023-1A, Class A 6.61%, 01/22/2030(c)		367	366,402
American Credit Acceptance Receivables Trust Series 2023-1, Class A 5.45%, 09/14/2026(c)		536	535,704
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(c)		1,016	1,024,371
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		203	189,064
Series 2021-N4, Class D 2.30%, 09/11/2028		722	692,254
Series 2021-P4, Class D 2.61%, 09/11/2028		989	870,619
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(c)		1,350	1,295,664
Series 2022-A, Class C 2.17%, 04/16/2029(c)		1,373	1,332,454

	Principal Amount (000)		U.S. $ Value

FHF Issuer Trust Series 2023-2A, Class A1 6.007%, 11/15/2024(c)	U.S.$	354	$353,609
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(c)		247	238,789
Flagship Credit Auto Trust Series 2023-1, Class A2 5.38%, 12/15/2026(c)		1,135	1,132,169
Series 2023-2, Class A2 5.76%, 04/15/2027(c)		1,103	1,101,081
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(c)		1,390	1,263,187
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(c)		1,168	1,164,804
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(c)		215	212,328
Series 2023-1A, Class A2 5.68%, 10/15/2026(c)		778	776,740
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(c)		611	605,307
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		832	835,880

			13,990,426

Credit Cards - Fixed Rate – 0.3%
Brex Commercial Charge Card Master Trust Series 2022-1, Class A 4.63%, 07/15/2025(c)		1,888	1,871,235

Home Equity Loans - Floating Rate – 0.0%
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 6.07% (SOFR + 0.71%), 04/25/2034(f)		33	31,831

Total Asset-Backed Securities (cost $36,509,508)			34,089,905

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.8%
Non-Agency Floating Rate CMBS – 1.8%
AREIT Trust Series 2022-CRE6, Class A 6.588% (SOFR + 1.25%), 01/20/2037(c) (f)		2,850	2,829,479

	Principal Amount (000)		U.S. $ Value

BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.409% (SOFR + 1.05%), 11/15/2033(c) (f)	U.S.$	2,435	$2,170,039
BBCMS Mortgage Trust Series 2020-BID, Class A 7.617% (SOFR + 2.25%), 10/15/2037(c) (f)		1,998	1,974,760
BFLD Trust Series 2021-FPM, Class A 7.077% (SOFR + 1.71%), 06/15/2038(c) (f)		2,976	2,905,499
BX Commercial Mortgage Trust Series 2019-IMC, Class D 7.308% (SOFR + 1.95%), 04/15/2034(c) (f)		207	203,934
Series 2019-IMC, Class E 7.558% (SOFR + 2.20%), 04/15/2034(c) (f)		839	824,358
CLNY Trust Series 2019-IKPR, Class D 7.50% (SOFR + 2.14%), 11/15/2038(c) (f)		1,450	1,328,431
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 7.337% (SOFR + 2.00%), 01/25/2051(c) (f)		167	161,606
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.941% (SOFR + 1.58%), 07/15/2036(c) (f)		566	512,317

			12,910,423

Non-Agency Fixed Rate CMBS – 1.0%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(c)		740	532,994
Commercial Mortgage Trust Series 2012-CR3, Class E 4.295%, 10/15/2045(c)		889	345,897
Series 2015-LC21, Class XA 0.634%, 07/10/2048(h)		1,977	13,359
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.153%, 08/10/2044(c)		28	8,166
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(i)		1,179	1,134,380
Series 2021-1, Class A2 2.435%, 08/15/2026(i)		1,801	1,737,327
Series 2021-1, Class AS 2.638%, 08/15/2026(i)		59	55,500

	Principal Amount (000)		U.S. $ Value

HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(i)	U.S.$	1,690	$1,643,353
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.151%, 08/15/2046(c)		472	288,223
Series 2014-C22, Class XA 0.781%, 09/15/2047(h)		4,491	8,758
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		147	56,305
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(c)		205	200,238
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class D 3.25%, 12/15/2047(c)		603	498,483
Series 2015-C25, Class XA 1.028%, 10/15/2048(h)		1,848	20,314
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class C 4.389%, 11/15/2049		1,030	895,111

			7,438,408

Total Commercial Mortgage-Backed Securities (cost $22,351,226)			20,348,831

COLLATERALIZED LOAN OBLIGATIONS – 2.8%
CLO - Floating Rate – 2.8%
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class A 6.877% (SOFR + 1.46%), 07/20/2034(c) (f)		1,472	1,472,457
Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.614% (SOFR + 2.21%), 04/17/2033(c) (f)		1,260	1,235,159
Elevation CLO Ltd. Series 2020-11A, Class C 7.856% (SOFR + 2.46%), 04/15/2033(c) (f)		1,080	1,046,570
Elmwood CLO IX Ltd. Series 2021-2A, Class A 6.807% (SOFR + 1.39%), 07/20/2034(c) (f)		1,500	1,499,941
Flatiron CLO 21 Ltd. Series 2021-1A, Class A1 6.768% (SOFR + 1.37%), 07/19/2034(c) (f)		1,130	1,129,955

	Principal Amount (000)		U.S. $ Value

Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 6.747% (SOFR + 1.33%), 04/20/2034(c) (f)	U.S.$	1,491	$1,485,398
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 6.794% (SOFR + 1.39%), 07/17/2035(c) (f)		1,729	1,729,018
New Mountain CLO 3 Ltd. Series CLO-3A, Class D 9.027% (SOFR + 3.61%), 10/20/2034(c) (f)		250	249,993
OCP CLO Ltd. Series 2020-18A, Class AR 6.767% (SOFR + 1.35%), 07/20/2032(c) (f)		1,954	1,953,130
Pikes Peak CLO 8 Series 2021-8A, Class A 6.847% (SOFR + 1.43%), 07/20/2034(c) (f)		1,907	1,906,459
Rad CLO 11 Ltd. Series 2021-11A, Class D 8.556% (SOFR + 3.16%), 04/15/2034(c) (f)		950	942,254
Rad CLO 7 Ltd. Series 2020-7A, Class C 7.664% (SOFR + 2.26%), 04/17/2033(c) (f)		570	567,075
Regatta XX Funding Ltd. Series 2021-2A, Class A 6.816% (SOFR + 1.42%), 10/15/2034(c) (f)		2,924	2,923,770
Rockford Tower CLO Ltd. Series 2021-2A, Class A1 6.837% (SOFR + 1.42%), 07/20/2034(c) (f)		1,310	1,307,433
Voya CLO Ltd. Series 2019-1A, Class DR 8.506% (SOFR + 3.11%), 04/15/2031(c) (f)		480	469,231

Total Collateralized Loan Obligations (cost $20,005,373)			19,917,843

INFLATION-LINKED SECURITIES – 2.6%
United States – 2.6%
U.S. Treasury Inflation Index 0.25%, 07/15/2029 (TIPS) (cost $17,847,697)		19,973	18,502,951

	Principal Amount (000)		U.S. $ Value

AGENCIES – 1.8%
Agency Debentures – 1.8%
Federal Home Loan Banks 2.50%, 02/13/2024	U.S.$	1,465	$1,460,063
4.00%, 06/30/2028		10,600	10,651,198
Federal National Mortgage Association 6.25%, 05/15/2029		355	393,867
6.625%, 11/15/2030		260	299,257

Total Agencies (cost $12,780,887)			12,804,385

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.8%
United States – 0.8%
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		1,634	1,479,441
State of California Series 2010 7.625%, 03/01/2040		2,040	2,560,398
University of California Series 2021-B 3.071%, 05/15/2051		2,070	1,488,529

Total Local Governments - US Municipal Bonds (cost $5,809,126)			5,528,368

CORPORATES - NON-INVESTMENT GRADE – 0.7%
Industrial – 0.6%
Capital Goods – 0.1%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(c)		417	446
TK Elevator Midco GmbH 4.375%, 07/15/2027(c)	EUR	331	353,261

			353,707

Communications - Media – 0.3%
Altice Financing SA 3.00%, 01/15/2028(c)		540	530,535
DISH DBS Corp. 5.75%, 12/01/2028(c)	U.S.$	996	805,336
Summer BC Holdco B SARL 5.75%, 10/31/2026(c)	EUR	540	570,773
VZ Vendor Financing II BV 2.875%, 01/15/2029(c)		540	522,511

			2,429,155

Communications - Telecommunications – 0.1%
Altice France SA/France 3.375%, 01/15/2028(c)		259	225,625
Lorca Telecom Bondco SA 4.00%, 09/18/2027(c)		540	580,967

			806,592

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.0%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(c)	EUR	320	$323,971

Services – 0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(c)		540	559,704

			4,473,129

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(c) (e)	U.S.$	648	642,161

Total Corporates - Non-Investment Grade (cost $6,066,738)			5,115,290

EMERGING MARKETS - CORPORATE BONDS – 0.3%
Industrial – 0.3%
Basic – 0.0%
CSN Resources SA 4.625%, 06/10/2031(c)		293	237,904
Volcan Cia Minera SAA 4.375%, 02/11/2026(c)		189	114,345

			352,249

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		645	554,255

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(c)		730	674,566

Consumer Non-Cyclical – 0.1%
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(c)		564	534,830

			2,115,900

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(c)		117	115,810

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(c) (d) (j)		425	17,011

Total Emerging Markets - Corporate Bonds (cost $2,945,241)			2,248,721

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(c)	U.S.$	988	$1,005,142

Mexico – 0.1%
Comision Federal de Electricidad 4.688%, 05/15/2029(c)		478	449,469

Total Quasi-Sovereigns (cost $1,462,895)			1,454,611

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(c) (cost $788,000)		788	716,402

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Insurance – 0.1%
Mt Logan Re Ltd. Special Investment, Series 2, December 2021 - Class U-1(k) (l) (m)		359	206,752
Mt Logan Re Ltd. Special Investment, Series 2, December 2022 - Class U-1(k) (l) (m)		523	468,932

Total Common Stocks (cost $783,461)			675,684

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $694,213)	U.S.$	696	565,718

SHORT-TERM INVESTMENTS – 12.0%
U.S. Treasury Bills – 10.3%
U.S. Treasury Bill Zero Coupon, 01/02/2024		12,084	12,082,126
Zero Coupon, 01/30/2024		4,694	4,674,152
Zero Coupon, 02/15/2024		4,049	4,022,771
Zero Coupon, 02/27/2024		21,573	21,395,081
Zero Coupon, 03/14/2024		15,640	15,477,188
Zero Coupon, 04/09/2024		2,663	2,625,294
Zero Coupon, 04/25/2024		1,393	1,369,658
Zero Coupon, 06/27/2024		12,432	12,123,280

Total U.S. Treasury Bills (cost $73,757,234)			73,769,550

	Shares	U.S. $ Value

Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(n) (o) (p) (cost $12,236,465)	12,236,465	$12,236,465

Total Short-Term Investments (cost $85,993,699)		86,006,015

Total Investments – 110.4% (cost $828,170,629)(q)		790,740,354
Other assets less liabilities – (10.4)%		(74,350,196)

Net Assets – 100.0%		$716,390,158

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	208	March 2024	$24,547,250	$1,068,099
U.S. T-Note 2 Yr (CBT) Futures	116	March 2024	23,886,031	211,421
U.S. T-Note 5 Yr (CBT) Futures	676	March 2024	73,530,844	1,537,730
U.S. Ultra Bond (CBT) Futures	14	March 2024	1,870,313	43,540

				$2,860,790

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	EUR	484	USD	538	01/10/2024	$3,277
Morgan Stanley Capital Services, Inc.	EUR	5,802	USD	6,178	01/10/2024	(228,625)

						$(225,348)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	4,950	12/13/2029	1.537%	1 Day SOFR	Annual	$527,863	$438,321	$89,542

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	23	$(2,944)	$(3,072)	$128
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3	(420)	(474)	54
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5	(601)	(542)	(59)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	19	(2,524)	(2,399)	(125)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	20	(2,644)	(2,455)	(189)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	23	(3,005)	(2,757)	(248)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	20	(2,584)	(2,295)	(289)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	16	(2,104)	(1,776)	(328)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	23	(3,005)	(2,669)	(336)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	12	(1,502)	(1,070)	(432)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2	(301)	(263)	(38)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	116	(15,084)	(8,564)	(6,520)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	13	(1,682)	(1,789)	107
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	14	(1,863)	(1,673)	(190)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	21	$(2,704)	$(2,219)	$(485)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	21	(2,704)	(1,870)	(834)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	21	(2,704)	(1,728)	(976)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	124	(16,105)	(9,743)	(6,362)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	283	(36,658)	(29,356)	(7,302)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	171	(22,175)	(10,948)	(11,227)

						$(123,313)	$(87,662)	$(35,651)

*	Termination date
**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $168,561,910 or 23.5% of net assets.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2023.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2023.
(g)	Inverse interest only security.
(h)	IO - Interest Only.
(i)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.64% of net assets as of December 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/15/2021-08/03/2023	$1,140,829	$1,134,380	0.16%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/15/2021-09/06/2022	1,832,524	1,737,327	0.24%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/05/2021-04/01/2021	59,875	55,500	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,790,964	1,643,353	0.23%

(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2023.
(k)	Fair valued by the Adviser.
(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(m)	Non-income producing security.
(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,687,379 and gross unrealized depreciation of investments was $(47,428,321), resulting in net unrealized depreciation of $(37,740,942).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$264,961,259	$—	$264,961,259
Corporates - Investment Grade	—	135,268,267	—	135,268,267
Mortgage Pass-Throughs	—	135,123,734	—	135,123,734
Collateralized Mortgage Obligations	—	47,412,370	—	47,412,370
Asset-Backed Securities	—	34,089,905	—	34,089,905
Commercial Mortgage-Backed Securities	—	20,348,831	—	20,348,831
Collateralized Loan Obligations	—	19,917,843	—	19,917,843
Inflation-Linked Securities	—	18,502,951	—	18,502,951
Agencies	—	12,804,385	—	12,804,385
Local Governments - US Municipal Bonds	—	5,528,368	—	5,528,368
Corporates - Non-Investment Grade	—	5,115,290	—	5,115,290
Emerging Markets - Corporate Bonds	—	2,248,721	—	2,248,721
Quasi-Sovereigns	—	1,454,611	—	1,454,611
Emerging Markets - Sovereigns	—	716,402	—	716,402
Common Stocks	—	—	675,684	675,684
Governments - Sovereign Bonds	—	565,718	—	565,718
Short-Term Investments:
U.S. Treasury Bills	—	73,769,550	—	73,769,550
Investment Companies	12,236,465	—	—	12,236,465

Total Investments in Securities	12,236,465	777,828,205	675,684	790,740,354
Other Financial Instruments(a):
Assets:
Futures	2,860,790	—	—	2,860,790
Forward Currency Exchange Contracts	—	3,277	—	3,277
Centrally Cleared Interest Rate Swaps	—	527,863	—	527,863
Liabilities:
Forward Currency Exchange Contracts	—	(228,625)	—	(228,625)
Credit Default Swaps	—	(123,313)	—	(123,313)

Total	$15,097,255	$778,007,407	$675,684	$793,780,346

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2023 is as follows:

Portfolio	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,619	$62,651	$53,034	$12,236	$58